Schedule of accrued expenses (Details) - USD ($)	Sep. 30, 2023	Mar. 31, 2023
Payables and Accruals [Abstract]
Accrued payroll	$ 770,421	$ 844,331
Accrued rental fee	29,674	2,265
Accrued promotion fee	1,441	9,368
Accrued Interest	587,616	202,405
Other	322	334
Total	$ 1,389,474	$ 1,058,703